Warrants - Summary Of Preferred Stock Warrants Classified As Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock Warrants Classified As Liabilities [Member]
Class of Warrant or Right [Line Items]
Shares	100,811	100,811	100,811
Fair Value	$ 522	$ 125	$ 103
Preferred Stock Warrants Classified As Liabilities [Member] | Series A1 Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	58,127	58,127	58,127
Preferred Stock Warrants Classified As Liabilities [Member] | Series A 2Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	24,510	24,510	24,510
Preferred Stock Warrants Classified As Liabilities [Member] | Series A 3Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	18,174	18,174	18,174
Series A 1 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 31, 2011	Dec. 31, 2011
Series A 1 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 314	$ 75	$ 59
Issuance Date	Dec. 31, 2011	Dec. 31, 2011
Exercise Price	$ 0.15	$ 0.15	$ 0.15
Expiration Date	Jan. 17, 2022	Jan. 17, 2022	Jan. 17, 2022
Series A 2 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Aug. 26, 2014	Aug. 26, 2014
Series A 2 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 110	$ 21	$ 19
Issuance Date	Aug. 26, 2014	Aug. 26, 2014
Exercise Price	$ 1.53	$ 1.53	$ 1.53
Expiration Date	Aug. 25, 2024	Aug. 25, 2024	Aug. 25, 2024
Series A 3 Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 18, 2015	Dec. 18, 2015
Series A 3 Preferred Stock Warrants [Member] | Preferred Stock Warrants Classified As Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 98	$ 29	$ 25
Issuance Date	Dec. 18, 2015	Dec. 18, 2015
Exercise Price	$ 0.23	$ 0.23	$ 0.23
Expiration Date	Dec. 18, 2025	Dec. 18, 2025	Dec. 18, 2025